Leased Properties (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Schedule of Minimum Rental Payments Required under Non-Cancelable Operating Lease

At December 31, 2016, the Company had minimum rental payments required under non-cancelable operating and capital leases as follows:

	Minimum Rental Payments
Fiscal Year	Operating Leases	Capital Leases
2017	$3,329	$277
2018	2,099	2
2019	1,113	—
2020	610	—
2021	468	—
Thereafter	1,304	—

	$8,923	279

Less: amount representing interest		3

Present value of minimum lease payments under capital leases		$276

Components of Rent Expense

Components of rent expense were as follows:

	Fiscal 2016	Fiscal 2015	Fiscal 2014
Real estate	$1,554	$1,994	$1,795
Cold storage	3,995	3,931	2,919
Equipment	4,102	4,107	3,278

Total	$9,651	$10,032	$7,992

Schedule of Future Rental Payments under Sale and Leaseback Transactions

Future payments under the agreement related to this lease are as follows as of December 31, 2016:

Fiscal Year	Required Payments
2017	$2,332
2018	2,356
2019	2,379
2020	2,403
2021	2,427
Thereafter	28,355

40,252
Less amounts representing interest:	16,617

$23,635